Loan servicing rights	12 Months Ended
Dec. 31, 2018
Loan servicing rights
Loan servicing rights

11. Loan servicing rights

For the loans funded by individual investors, the Group is not the legal lender or borrower and only facilitates the loan origination and repayment process. The Group’s obligation related to principal and interest is limited to providing reasonable efforts for collection service. The Group does not provide a guarantee to the investors regarding the recoverability of the principal or collectability of interest; thus, the investors have no recourse to the Group in the event of a default by the borrower.

Servicing is comprised of providing credit assessment service to facilitate borrowing from individual investors and post‑lending management services, including collection of principal and interest from borrowers, transferring the repayment amount to lenders, monitoring delinquencies and post‑lending credit assessment.

Servicing rights are recorded as either an asset or liability when the benefits of servicing are expected to be more or less than adequate compensation. The Group records servicing assets and liabilities at their estimated fair values, when the off‑balance sheet loans are originated, in “Prepayments and other current assets” and “Accrued expenses and other liabilities,” respectively, on the consolidated balance sheet. Changes in fair value of the servicing assets and liabilities are reported in “Loan origination and servicing cost” in the consolidated statements of operations and comprehensive loss in the period in which the change occurs.

The Group utilizes industry standard valuation techniques, such as discounted cash flow models, to arrive at an estimate of fair value with the assistance of an independent valuation firm. Significant assumptions used in valuing the servicing rights are estimates of adequate compensation rates, discount rates, cumulative default rates and cumulative prepayment rates. Changes in certain assumptions may have a significant impact on the fair value of the servicing rights. As of December 31, 2018, the key assumptions include the average period of loan at a range of 6.3 months to 25.3 months, effective prepayment rate at a range of 1.06% to 4.90%, vintage loss rate at a range of 1.00% to 22.17%, discount rate at a range of 9.96% to 29.49%, and cost of servicing. The selection of cumulative default rates and cumulative prepayment rates are based on data derived from historical trends.

As of December 31, 2017 and 2018, the servicing assets and liabilities recorded were insignificant. The change in fair value of the servicing assets and liabilities was insignificant for the years ended December 31, 2017 and 2018, respectively.